Revenue (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Rendering of services
Service revenue	[1]	₨ 20,449,123		₨ 18,230,837	₨ 13,703,004
Installation service revenue		676,658		1,409,309	5,406,165
Revenue from rendering of services		21,125,781	$ 280,235	19,640,146	19,109,169
Sale of products		1,826,286	24,226	1,906,739	1,576,444
Revenue		₨ 22,952,067	$ 304,461	₨ 21,546,885	₨ 20,685,613

[1]	Revenue from operating leases amount to ₹ Nil (March 31, 2020), ₹ 19,983 (March 31, 2019) and ₹211,990 (March 31, 2018)